Other Loans (Details) - Schedule of Mortgage and Other Loans - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Apr. 30, 2023	Apr. 30, 2022
Schedule of Mortgage and Other Loans [Abstract]
First Insurance Loan	$ 118,809	$ 190,095
Total Short-term debt, net	$ 118,809	$ 190,095	$ 7,072,000	$ 8,229,162